Expense Example - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Expense Example:
1 year	$ 718
3 years	1,019
5 years	1,341
10 years	2,252
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Expense Example:
1 year	328
3 years	703
5 years	1,205
10 years	2,394
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Expense Example:
1 year	522
3 years	882
5 years	1,266
10 years	2,340
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Expense Example:
1 year	119
3 years	372
5 years	644
10 years	1,420
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	$ 1,259